Investment Securities - Accretable Balance of Structured Investment Securities and Other Investment Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accretable balance of the structured investment securities and other investment securities
Balance at beginning of period	$ 100	$ 139	$ 292
Additions			66
Disposals	(90)		(219)
Accretion	(11)	(17)	(29)
Other	1	(22)	29
Balance at end of period		$ 100	$ 139